Financial instruments - additional disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 13,760	$ 11,057
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	159	102
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(194)	(185)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	13,679	10,779
Derivative financial instruments, commodity purchase contract	11	9
Derivative financial instruments, options on equity securities	70	269
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	151	96
Derivative financial instruments, commodity purchase contract	8	6
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	(165)	(75)
Derivative financial instruments, options on equity securities	$ (29)	$ (110)